Rule 497(e)
                                                           33-34841 and 811-6011

                              THE MONTGOMERY FUNDS

                      Supplement dated January 20, 1998 to
                        Prospectus dated October 15, 1997


     For the Montgomery Short Duration Government Bond Fund--Class R Shares


     The Manager will waive its entire management fee and all other operating expenses from January 12, 1998 through June 30, 1998.

     Formerly, the Fund's management fee was limited to an annual rate of 0.50% and all other expenses, for the Fund's Class R shares, were limited to an annual rate of 0.10%. Please see the Prospectus for more information about fees and expenses.



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                                                                 Rule 497(e)
                                                           33-34841 and 811-6011


                              THE MONTGOMERY FUNDS

                      Supplement dated January 20, 1998 to
                        Prospectus dated October 15, 1997


     For the Montgomery Short Duration Government Bond Fund--Class P Shares


     The Manager will waive its entire management fee and all other operating expenses from January 12, 1998 through June 30, 1998.

     Formerly, the Fund's management fee was limited to an annual rate of 0.50% and all other expenses for the Fund's Class P shares were limited to an annual rate of 0.35% (including a 12b-1 fee of 0.25%). Please see the Prospectus for more information about fees and expenses.